ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2019	2018

Employees and payroll accruals	$11,084	$8,528
Accrued expenses	5,092	6,391
Government authorities	1,962	2,068
Other short-term liabilities	276	253

	$18,414	$17,240